RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended					12 Months Ended
	Dec. 31, 2012 vessel	Nov. 30, 2012	Oct. 31, 2012	Jul. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 vessel	Dec. 31, 2011 vessel	Dec. 31, 2010
Amounts due from and to related parties [Abstract]
Due from related parties	$ 54,203,000					$ 54,203,000	$ 9,775,000
Loans to related parties	221,884,000					221,884,000	274,184,000
Due to related parties	9,227,000					9,227,000	4,421,000
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income						59,214,000	97,757,000	119,445,000
Finance lease service revenue						64,766,000	69,992,000	76,876,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	26					26
Vessels and equipment, net	1,041,126,000					1,041,126,000	896,830,000
Profit sharing revenue earned and recognized						52,176,000	482,000	30,566,000
Management fees paid, vessels						66,455,000	71,283,000	78,289,000
Number of car carriers	2					2
Administrative expenses - related parties						471,000	504,000	424,000
Related party loans [Abstract]
Interest income, related party loans						19,575,000	19,575,000	19,575,000
Related party purchases and sales of vessels [Abstract]
Gain on disposal of investment in equity method investee						0	4,064,000	0
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	51,788,000					51,788,000	8,356,000
Due to related parties	804,000					804,000	0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	24					24	28
Number of vessels sold	4					4
Number of vessels leased to related parties classified as operating leases	1					1
Compensation payment received							106,000,000
Agreed temporary reduction in daily time charter rates						6,500
Profit sharing percentage of earnings from Frontline for use of fleet							20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)							25.00%
Non-refundable advance relating to the profit sharing agreement							50,000,000
Profit sharing revenue earned and recognized						0	500,000	30,600,000
Period of temporary reduction in daily time charter rates						4 years
Maximum daily amount to which temporary earnings-related 100% payment applies						6,500
Lease termination fees paid		12,200,000			11,000,000
Lease termination fees received	11,400,000	500,000	600,000	400,000				400,000
Frontline Shipping and Frontline Shipping II [Member]
Related party leasing and service contracts [Abstract]
Profit sharing revenue earned and recognized						52,200,000	0	0
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	810,000					810,000	1,206,000
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties								58,500,000
Deep Sea [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	1,305,000					1,305,000	0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	2					2
Number of vessels leased to related parties classified as operating leases	4					4
Seadrill [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	300,000					300,000	213,000
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties							133,100,000
Gain on disposal of investment in equity method investee							4,100,000
SFL West Polaris [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties	67,010,000					67,010,000	84,621,000
Related party loans [Abstract]
Loans advanced to related parties								145,000,000
Interest income, related party loans						6,500,000	6,500,000	6,500,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties	154,874,000					154,874,000	189,563,000
Related party loans [Abstract]
Loans advanced to related parties								290,000,000
Interest income, related party loans						13,100,000	13,100,000	13,100,000
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	815,000					815,000	944,000
Related party leasing and service contracts [Abstract]
Daily vessel management fee						6,500
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party						7
Management fees paid, vessels						65,900,000	71,100,000	78,300,000
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party						11
Number of car carriers	2					2
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)						1.00%
Term of lease/charter (in years)						5 years
Commissions paid for sales-type leases on Suezmax tankers						100,000	100,000	500,000
Administrative expenses - related parties						500,000	500,000	400,000
Management fees paid, supervision of newbuildings						2,100,000	3,100,000	1,900,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	50,000					50,000	60,000
Golar Management UK Limited [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	50,000					50,000	53,000
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities						195,000	115,000	161,000
Bluelot [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	3,802,000					3,802,000	1,731,000
Corte Real [Member]
Amounts due from and to related parties [Abstract]
Due to related parties	3,756,000					3,756,000	1,686,000
Frontline Charterers, Deep Sea and Seadrill [Member]
Leasing revenues earned from related parties [Abstract]
Operating lease income						20,700,000	21,900,000	22,600,000
Direct financing lease interest income						59,200,000	97,800,000	119,400,000
Finance lease service revenue						64,800,000	70,000,000	76,900,000
Direct financing lease repayments						52,800,000	199,500,000	123,800,000
Related party leasing and service contracts [Abstract]
Combined balance of net investments in direct financing leases	1,217,000,000					1,217,000,000	1,301,400,000
Combined balance of net investments in direct financing leases, short-term maturities	50,800,000					50,800,000	54,400,000
Vessels and equipment, net	131,500,000					131,500,000	166,300,000
Frontline Management AS [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities						409,000	503,000	331,000
Seadrill Management (S) Pte Ltd [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities						15,000	40,000	19,000
SFL West Polaris and SFL Deepwater [Member]
Related party loans [Abstract]
Interest income, related party loans						19,600,000
Golden Ocean [Member]
Related party leasing and service contracts [Abstract]
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party						7
Management fees paid, vessels						534,000	207,000	20,000
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party						11
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties								$ 21,500,000